                                  UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08471

                      Morgan Stanley Aggressive Equity Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
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(Address of principal executive offices)                              (Zip code)

                               Amy Doberman, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 7/31

Date of reporting period: 7/1/06 - 6/30/07

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08471
Reporting Period: 07/01/2006 - 06/30/2007
Morgan Stanley Aggressive Equity Fund

==================== MORGAN STANLEY AGGRESSIVE EQUITY FUND =====================

COACH, INC.

Ticker:       COH            Security ID:  189754104
Meeting Date: NOV 2, 2006    Meeting Type: Annual
Record Date:  SEP 14, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Lew Frankfort              For       For        Management
1.2   Elect Director Susan Kropf                For       For        Management
1.3   Elect Director Gary Loveman               For       For        Management
1.4   Elect Director Ivan Menezes               For       For        Management
1.5   Elect Director Irene Miller               For       For        Management
1.6   Elect Director Keith Monda                For       For        Management
1.7   Elect Director Michael Murphy             For       For        Management
1.8   Elect Director Jide Zeitlin               For       For        Management

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COSTCO WHOLESALE CORPORATION

Ticker:       COST           Security ID:  22160K105
Meeting Date: JAN 31, 2007   Meeting Type: Annual
Record Date:  NOV 27, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Benjamin S. Carson         For       For        Management
1.2   Elect Director William H. Gates           For       For        Management
1.3   Elect Director Hamilton E. James          For       For        Management
1.4   Elect Director Jill S. Ruckelshaus        For       For        Management
2     Ratify Auditors                           For       For        Management

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CROWN CASTLE INTERNATIONAL CORP.

Ticker:       CCI            Security ID:  228227104
Meeting Date: JAN 11, 2007   Meeting Type: Special
Record Date:  NOV 27, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management

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ELECTRONIC ARTS INC.

Ticker:       ERTS           Security ID:  285512109
Meeting Date: JUL 27, 2006   Meeting Type: Annual
Record Date:  JUN 6, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director M. Richard Asher           For       For        Management
1.2   Elect Director Leonard S. Coleman         For       For        Management
1.3   Elect Director Gary M. Kusin              For       For        Management
1.4   Elect Director Gregory B. Maffei          For       For        Management
1.5   Elect Director Timothy Mott               For       For        Management
1.6   Elect Director Vivek Paul                 For       For        Management
1.7   Elect Director Lawrence F. Probst, III    For       For        Management
1.8   Elect Director Richard A. Simonson        For       For        Management
1.9   Elect Director Linda J. Srere             For       For        Management
2     Approve Repricing of Options              For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Amend Qualified Employee Stock Purchase   For       For        Management
      Plan
5     Ratify Auditors                           For       For        Management

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MONSANTO CO.

Ticker:       MON            Security ID:  61166W101
Meeting Date: JAN 17, 2007   Meeting Type: Annual
Record Date:  NOV 20, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Frank V. Atlee III        For       For        Management
1.2   Elect  Director Arthur H. Harper          For       For        Management
1.3   Elect  Director Gwendolyn S. King         For       For        Management
1.4   Elect  Director Sharon R. Long, Ph.D.     For       For        Management
2     Ratify Auditors                           For       For        Management
3     Separate Chairman and CEO Positions       Against   Against    Shareholder

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SALESFORCE.COM, INC.

Ticker:       CRM            Security ID:  79466L302
Meeting Date: JUL 6, 2006    Meeting Type: Annual
Record Date:  MAY 16, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Craig Ramsey               For       For        Management
1.2   Elect Director Sanford R. Robertson       For       For        Management
2     Ratify Auditors                           For       For        Management
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Aggressive Equity Fund
              -------------------------------------

By (Signature and Title):

                                      /s/ Ronald E. Robison
                 ---------------------------------------------------------------
                 President and Principal Executive Officer - Office of the Funds

Date August 28, 2007

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